Share-Based Compensation - Summary of Performance-Based Restricted Stock Units Outstanding (Detail) (Performance-Based Restricted Stock Units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Performance-Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Units, Beginning Balance	1,651
Granted, Stock Units	382
Distributed, Stock Units	(80)
Forfeited, canceled or expired, Stock Units	(698)
Stock Units, Ending Balance	1,255	1,651
Stock Units, Vested and expected to vest at ending balance	526
Stock Units Exercise Price, Beginning Balance	$ 74.15
Granted, Stock Units Weighted Average Grant Date Fair Value	$ 110.58	$ 72.14	$ 72.12
Distributed, Stock Units Exercise Price	$ 76.64
Forfeited, canceled or expired, Stock Units Exercise Price	$ 77.06
Stock Units Exercise Price, Ending Balance	$ 83.47	$ 74.15
Stock Units, Vested and expected to vest at ending balance, Exercise Price	$ 79.98